Ordinary Shares	12 Months Ended
Dec. 31, 2014
Ordinary Shares.
Ordinary Shares

9. Ordinary Shares

On February 13, 2014, the Board has approved that all of the Company’s existing ordinary shares would be redesignated as Class B ordinary shares and all of the Company’s outstanding preferred shares would be redesignated or automatically converted into Class B ordinary shares immediately prior to the completion of the Company’s initial public offering (“IPO”). All options, regardless of grant dates, will entitle holders to the equivalent number of Class A ordinary shares once the vesting and exercising conditions on such share-based compensation awards are met. Holders of Class A ordinary shares will be entitled to one vote per share, while holders of Class B ordinary shares will be entitled to ten votes per share on all matters subject to shareholders’ vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equivalent number of Class A ordinary shares.

On May 9, 2014, concurrently with the completion of the Company’s IPO, the Company issued 5,000,000, 1,666,666 and 5,000,000 shares of Class A ordinary shares at a price per share equal to the IPO price to DCM Hybrid RMB Fund, L.P., the Company’s existing shareholder, Qihoo 360 Technology Co. Ltd. and Ctrip Investment Holding Ltd., respectively.

On December 15, 2014, the Company entered into a share subscription agreement with Unicorn Riches Limited, JD.com E-commerce (Investment) Hong Kong Corporation Limited, Ctrip Investment Holding Ltd. and the respective personal holding companies of the Group’s chief executive officer and chief operating officer, pursuant to which the Company issued 36,812,868 numbers of Class A ordinary shares for a total proceeds of RMB905,792,199 (US$148 million), net of issuance cost of RMB14,279,026. The transaction was closed on December 31, 2014.